Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Creation Date	dei_DocumentCreationDate	Aug. 10, 2015
Document Effective Date	dei_DocumentEffectiveDate	Aug. 10, 2015
Prospectus Date	rr_ProspectusDate	Aug. 10, 2015